Consolidated Statements of Operations and Comprehensive (Loss) Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations and Comprehensive (Loss) Income
Revenue	$ 7,515.5	$ 6,761.3
Expenses
Cost of sales	6,246.1	5,963.7
Selling, general and administrative expenses	973.9	730.4
Interest and other finance costs	627.2	489.3
(Gain) loss on sale of property and equipment	(13.1)	4.7
(Gain) loss on foreign exchange	(72.9)	217.7
Mark-to-market loss (gain) on Purchase Contracts	104.3	(266.8)
Gain on divestiture	(580.5)	(4.9)
Other	(23.2)	7.2
Total expenses by nature	7,261.8	7,141.3
Share of net (loss) income of investments accounted for using the equity method	(61.6)	20.7
Income (loss) before income taxes	192.1	(359.3)
Current income tax expense	357.0	4.4
Deferred tax recovery	(197.1)	(180.5)
Income tax expense (recovery)	159.9	(176.1)
Net income (loss) from continuing operations	32.2	(183.2)
Net loss from discontinued operations	0.0	(127.9)
Net income (loss)	32.2	(311.1)
Less: Net (loss) income attributable to non-controlling interests	(13.2)	0.7
Net income (loss) attributable to GFL Environmental Inc.	45.4	(311.8)
Items that may be subsequently reclassified to net income (loss)
Currency translation adjustment	(171.8)	449.5
Reclassification to net loss of fair value movements on cash flow hedges, net of tax	0.0	(0.4)
Fair value movements on cash flow hedges, net of tax	28.5	(64.9)
Share of other comprehensive loss of investments accounted for using the equity method	(0.4)	0.0
Reclassification to net income of foreign currency differences on divestitures	22.5	0.0
Other comprehensive (loss) income from continuing operations	(121.2)	384.2
Comprehensive (loss) income from continuing operations	(89.0)	201.0
Comprehensive loss from discontinued operations	0.0	(127.9)
Total comprehensive (loss) income	(89.0)	73.1
Less: Total comprehensive (loss) income attributable to non-controlling interests	(19.2)	0.9
Total comprehensive (loss) income attributable to GFL Environmental Inc.	$ (69.8)	$ 72.2
Basic and diluted loss per share
Basic loss per share continuing operations	$ (0.13)	$ (0.73)
Diluted loss per share continuing operations	(0.13)	(0.73)
Basic loss per share discontinued operations	0	(0.35)
Diluted loss per share discontinued operations		(0.35)
Total operations basic	(0.13)	(1.08)
Total operations diluted	$ (0.13)	$ (1.08)